Preferred and Common Stock - Fair Value Assumptions (Details) - PRSUs - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value (in usd per share)	$ 154.72	$ 72.65	$ 47.59
Volatility	29.70%	27.70%	39.00%
Risk-free interest rate	4.20%	4.40%	4.40%